NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
NET TRADING INCOME (Tables) [Line Items]
Disclosure of trading income (expense) [text block]
	2019 £m	2018 £m	2017 £m
Foreign exchange translation (losses) gains	(203)	132	(151)
Gains on foreign exchange trading transactions	336	235	517
Total foreign exchange	133	367	366
Investment property losses	(8)	–	–
Securities and other gains (see below)	235	41	407
Net trading income	360	408	773

Securities and other gains [member]
NET TRADING INCOME (Tables) [Line Items]
Disclosure of trading income (expense) [text block]	Securities and other gains comprise net gains and losses arising on assets and liabilities held at fair value through profit or loss as follows:

	2019 £m	2018 £m	2017 £m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	427	127	180
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	25	11	132
Equity shares	(3)	86	239
	449	224	551
Net expense arising on assets and liabilities designated at fair value through profit or loss	(214)	(183)	(144)
Securities and other gains	235	41	407